EARNINGS PER COMMON SHARE - Weighted Average Number of Common Shares (Details) - $ / shares shares in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Issued common shares (in shares)	549	550
Effect of shares repurchased (in shares)	0	(1)
Effect of shares issued on exercise of options (in shares)	1	1
Effect of subscription receipt issuance (in shares)	23	0
Basic weighted average number of common shares at December 31 (in shares)	573	550	[1]
Dilutive effect of share options on issue (in shares)	1	1
Diluted weighted average number of common shares at December 31 (in shares)	574	551	[1]
Basic earnings per common share (in CAD per share)	$ 3.00	$ 3.00	[1]
Diluted earnings per common share (in CAD per share)	$ 3.00	$ 2.99	[1]

[1]	(1) Comparative 2023 period has been adjusted. See Note 4 Changes in Accounting Policies